Rule 497(j)
                                                     Registration No. 33-64251



GLICKENHAUS & CO.
6 East 43rd Street, 10th Floor
New York, New York 10017
(212) 953-7532





                                December 14, 1998


VIA EDGAR

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

           Re:   Empire State Municipal Exempt Trust, Guaranteed
                 Series 123
                 File No. 33-64251

Gentlemen:

          As Sponsors of the above-referenced Trust, we are writing this letter to certify that:

          (1) the form of Prospectus that would have been filed under Rule 497(b) of the Securities Act of 1933, does not differ from that contained in the most recent Post-Effective Amendment to the Registration Statement on Form S-6 (the "Registration Statement"), and

          (2) the text of the most recent Registration Statement was filed electronically with the Securities and Exchange Commission on November 30, 1998 and became effective November 30, 1990 pursuant to Rule 485(b).

                                            Empire State Municipal Exempt Trust,
                                            Guaranteed Series 123


                                            GLICKENHAUS & CO.
                                            LEBENTHAL & CO. INC.


                                            By:
                                               -----------------------------
                                                   Michael J. Lynch
                                                   as agent for the Sponsors

323641.1